Restatement of Interim Financial Statements (Details Narrative)	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Error Corrections and Prior Period Adjustments, Description	Due to a misapplication of the accounting treatment related to its ordinary shares subject to redemption, non-redeemable ordinary shares and additional paid-in capital for maintaining minimum net tangible assets of at least $5 million following any ordinary share redemption, the Company’s previously issued interim condensed financial statements for the period ended March 31, 2021 should no longer be relied upon.